Supplemental Guarantor/Non-Guarantor Financial Information (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Acquisition of MCG Coal Holdings Pty Ltd noncontrolling interests	$ 0.0	$ 0.0	$ 49.8
Current assets
Cash and cash equivalents	298.0	444.0	558.8	$ 799.1
Accounts receivable, net	563.1	557.9
Receivables from affiliates, net	0.0	0.0
Inventories	406.5	506.7
Assets from coal trading activities, net	57.6	36.1
Deferred income taxes	80.0	66.4
Other current assets	305.8	381.6
Total current assets	1,711.0	1,992.7
Property, plant, equipment and mine development, net	10,577.3	11,082.5	11,801.7
Deferred income taxes	0.7	7.8
Investments and other assets	902.1	1,050.4
Notes receivable from affiliates, net	0.0	0.0
Total assets	13,191.1	14,133.4	15,809.0
Current liabilities
Current maturities of long-term debt	21.2	31.7
Payables to affiliates, net	0.0	0.0
Deferred income taxes		0.0
Liabilities from coal trading activities, net	32.7	6.1
Accounts payable and accrued expenses	1,809.2	1,764.0
Total current liabilities	1,863.1	1,801.8
Long-term debt, less current maturities	5,965.6	5,970.7
Deferred income taxes	89.1	40.9
Notes payable to affiliates, net	0.0	0.0
Other noncurrent liabilities	2,546.8	2,372.1
Total liabilities	10,464.6	10,185.5
Peabody Energy Corporation's stockholders' equity	2,724.8	3,908.7
Noncontrolling interests	1.7	39.2
Total stockholders' equity	2,726.5	3,947.9	4,938.8	5,515.8
Total liabilities and stockholders' equity	13,191.1	14,133.4
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Acquisition of MCG Coal Holdings Pty Ltd noncontrolling interests			0.0
Current assets
Cash and cash equivalents	188.7	300.7	269.6	283.2
Accounts receivable, net	0.0	1.3
Receivables from affiliates, net	258.4	68.4
Inventories	0.0	0.0
Assets from coal trading activities, net	0.0	0.0
Deferred income taxes	64.5	0.0
Other current assets	0.0	34.5
Total current assets	511.6	404.9
Property, plant, equipment and mine development, net	0.0	0.0
Deferred income taxes	0.0	16.5
Investments and other assets	10,209.4	11,394.9
Notes receivable from affiliates, net	0.0	0.0
Total assets	10,721.0	11,816.3
Current liabilities
Current maturities of long-term debt	12.0	12.0
Payables to affiliates, net	0.0	0.0
Deferred income taxes		1.9
Liabilities from coal trading activities, net	0.0	0.0
Accounts payable and accrued expenses	474.5	360.0
Total current liabilities	486.5	373.9
Long-term debt, less current maturities	5,951.6	5,959.1
Deferred income taxes	90.5	0.0
Notes payable to affiliates, net	1,033.4	1,032.6
Other noncurrent liabilities	434.2	542.0
Total liabilities	7,996.2	7,907.6
Peabody Energy Corporation's stockholders' equity	2,724.8	3,908.7
Noncontrolling interests	0.0	0.0
Total stockholders' equity	2,724.8	3,908.7
Total liabilities and stockholders' equity	10,721.0	11,816.3
Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Acquisition of MCG Coal Holdings Pty Ltd noncontrolling interests			0.0
Current assets
Cash and cash equivalents	1.2	0.3	0.3	0.8
Accounts receivable, net	14.5	0.0
Receivables from affiliates, net	0.0	0.0
Inventories	191.8	235.1
Assets from coal trading activities, net	53.8	46.7
Deferred income taxes	8.6	61.9
Other current assets	44.5	73.7
Total current assets	314.4	417.7
Property, plant, equipment and mine development, net	5,005.2	5,055.7
Deferred income taxes	8.2	0.0
Investments and other assets	4.0	8.8
Notes receivable from affiliates, net	1,655.7	1,433.0
Total assets	6,987.5	6,915.2
Current liabilities
Current maturities of long-term debt	0.1	0.1
Payables to affiliates, net	364.3	10.4
Deferred income taxes		0.0
Liabilities from coal trading activities, net	10.7	0.2
Accounts payable and accrued expenses	682.5	601.4
Total current liabilities	1,057.6	612.1
Long-term debt, less current maturities	6.3	6.5
Deferred income taxes	0.0	55.9
Notes payable to affiliates, net	0.0	0.0
Other noncurrent liabilities	1,717.4	1,452.5
Total liabilities	2,781.3	2,127.0
Peabody Energy Corporation's stockholders' equity	4,206.2	4,788.2
Noncontrolling interests	0.0	0.0
Total stockholders' equity	4,206.2	4,788.2
Total liabilities and stockholders' equity	6,987.5	6,915.2
Non-Guarantor Subsidiaries [Member]
Condensed Financial Statements, Captions [Line Items]
Acquisition of MCG Coal Holdings Pty Ltd noncontrolling interests			(49.8)
Current assets
Cash and cash equivalents	108.1	143.0	$ 288.9	$ 515.1
Accounts receivable, net	548.6	559.1
Receivables from affiliates, net	105.9	0.0
Inventories	214.7	271.6
Assets from coal trading activities, net	3.8	0.0
Deferred income taxes	6.9	6.4
Other current assets	261.3	273.4
Total current assets	1,249.3	1,253.5
Property, plant, equipment and mine development, net	5,572.1	6,026.8
Deferred income taxes	0.0	7.8
Investments and other assets	621.6	762.6
Notes receivable from affiliates, net	0.0	0.0
Total assets	7,443.0	8,050.7
Current liabilities
Current maturities of long-term debt	9.1	19.6
Payables to affiliates, net	0.0	58.0
Deferred income taxes		0.0
Liabilities from coal trading activities, net	22.0	16.5
Accounts payable and accrued expenses	652.2	805.1
Total current liabilities	683.3	899.2
Long-term debt, less current maturities	7.7	5.1
Deferred income taxes	6.1	1.5
Notes payable to affiliates, net	622.3	400.4
Other noncurrent liabilities	395.2	377.6
Total liabilities	1,714.6	1,683.8
Peabody Energy Corporation's stockholders' equity	5,726.7	6,327.7
Noncontrolling interests	1.7	39.2
Total stockholders' equity	5,728.4	6,366.9
Total liabilities and stockholders' equity	7,443.0	8,050.7
Eliminations [Member]
Current assets
Cash and cash equivalents	0.0	0.0
Accounts receivable, net	0.0	(2.5)
Receivables from affiliates, net	(364.3)	(68.4)
Inventories	0.0	0.0
Assets from coal trading activities, net	0.0	(10.6)
Deferred income taxes	0.0	(1.9)
Other current assets	0.0	0.0
Total current assets	(364.3)	(83.4)
Property, plant, equipment and mine development, net	0.0	0.0
Deferred income taxes	(7.5)	(16.5)
Investments and other assets	(9,932.9)	(11,115.9)
Notes receivable from affiliates, net	(1,655.7)	(1,433.0)
Total assets	(11,960.4)	(12,648.8)
Current liabilities
Current maturities of long-term debt	0.0	0.0
Payables to affiliates, net	(364.3)	(68.4)
Deferred income taxes		(1.9)
Liabilities from coal trading activities, net	0.0	(10.6)
Accounts payable and accrued expenses	0.0	(2.5)
Total current liabilities	(364.3)	(83.4)
Long-term debt, less current maturities	0.0	0.0
Deferred income taxes	(7.5)	(16.5)
Notes payable to affiliates, net	(1,655.7)	(1,433.0)
Other noncurrent liabilities	0.0	0.0
Total liabilities	(2,027.5)	(1,532.9)
Peabody Energy Corporation's stockholders' equity	(9,932.9)	(11,115.9)
Noncontrolling interests	0.0	0.0
Total stockholders' equity	(9,932.9)	(11,115.9)
Total liabilities and stockholders' equity	$ (11,960.4)	$ (12,648.8)